REVENUE AND EXPENSES - REVENUE & EXPENSES - EXCLUDING DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Segments [Line Items]
Services rendered		$ 1,921,311	$ 1,757,498
Revenue		1,921,311	1,757,498	$ 1,949,883
Expenses by Nature [abstract]
Other operating income		5,755	3,991
Grants		860	673
Income from indemnities and other non-recurring income		939	872
Gains on disposals of non-current assets		8,883	344
Total		16,437	5,880
Supplies [Abstract]
Subcontracted Services Expense		26,885	29,940
Infrastructure Leases		11,889	3,376
Purchases of Materials		628	986
Communications		25,003	24,929
Expenses with Public Agency		1,156	1,204
Other		9,338	5,163
Service expense		74,899	65,598
Employee Benefit Expenses
Wages and Salaries		1,076,810	1,014,830
Social Security (a)		131,524	120,923
Supplementary Pension Contributions		2,861	2,848
Termination benefits		33,744	34,654
Other welfare costs		184,137	136,646
Total		1,429,076	1,309,901
Depreciation and amortisation expense [abstract]
Property, plant and equipment		49,226	46,448	51,430
Intangible Assets		55,195	50,916	50,077
Total		104,421	97,364	102,858
Other Operating Expense [Abstract]
Services provided by third parties		202,146	193,213
Losses on disposal of fixed assets		(12,989)	(1,432)
Taxes other than income tax		13,580	7,491
Other management expenses		7,933	11,879
Total		$ 236,648	$ 214,015
Atento Morocco [member]
Disclosure Of Operating Segments [Line Items]
Services rendered	[1]			1,949,883
Revenue	[2]			1,949,883
Expenses by Nature [abstract]
Other operating income	[3]			2,282
Grants	[3]			626
Income from indemnities and other non-recurring income	[3]			1,407
Gains on disposals of non-current assets	[3]			10
Total	[3]			4,325
Supplies [Abstract]
Subcontracted Services Expense	[4]			34,088
Infrastructure Leases	[4]			4,236
Purchases of Materials	[4]			1,434
Communications	[4]			31,714
Expenses with Public Agency	[4]			0
Other	[4]			6,132
Service expense	[2]			77,604
Employee Benefit Expenses
Wages and Salaries	[5]			1,087,390
Social Security (a)	[5]			131,268
Supplementary Pension Contributions	[5]			3,240
Termination benefits	[5]			35,654
Other welfare costs	[5]			152,974
Total	[2]			1,410,526
Depreciation and amortisation expense [abstract]
Property, plant and equipment	[2]			50,077
Intangible Assets	[2]			51,430
Total	[6]			101,507
Other Operating Expense [Abstract]
Services provided by third parties	[7]			222,891
Losses on disposal of fixed assets	[7]			(800)
Taxes other than income tax	[7]			9,087
Other management expenses	[7]			8,700
Total	[2]			$ 241,478

[1]	(*) Exclude discontinued operations - Morocco.
[2]	(*) Exclude discontinued operations - Morocco.
[3]	(*) Exclude discontinued operations - Morocco.
[4]	(*) Exclude discontinued operations - Morocco.
[5]	(*) Exclude discontinued operations - Morocco.
[6]	(*) Exclude discontinued operations - Morocco.
[7]	(*) Exclude discontinued operations - Morocco.